UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aurelius Capital Management, LP
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Address:   53 Forest Avenue
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           Suite 202
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           Old Greenwich, CT 06870
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Form 13F File Number:  028-
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Norman F. LeBlanc
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Title:     Chief Compliance Officer
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Phone:     (203) 344-3090
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Signature, Place, and Date of Signing:

                                       Old Greenwich, CT
       ------------------------   ------------------------------  ----------
             [Signature]                 [City, State]             [Date]




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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                                -------------

Form 13F Information Table Entry Total:                   11
                                                -------------

Form 13F Information Table Value Total:             $151,757
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


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

                                                         FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
           --------                --------    --------- --------     --------       --------  --------          --------

                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---------  ------    ----

ALTRIA GROUP INC                     COM       02209S103   28,617  325,900 SH          SOLE              325,900
BISYS GROUP INC                      COM       055472904    1,094   95,500     CALL    SOLE               95,500
CLEAR CHANNEL COMMUNICATIONS         COM       184502102   32,745  934,500 SH          SOLE              934,500
CLEAR CHANNEL COMMUNICATIONS         COM       184502952   17,520  500,000     PUT     SOLE              500,000
HARRAHS ENTERTAINMENT INC            COM       413619107   16,046  190,000 SH          SOLE              190,000
OWENS CORNING INC(NYS)               COM       690742101    7,476  234,654 SH          SOLE              234,654
SLM CORP                             COM       78442P106    5,113  125,000 SH          SOLE              125,000
SLM CORP                             COM       78442P956    4,090  100,000     PUT     SOLE              100,000
SPDR TR                              COM       78462F953    3,550   25,000     PUT     SOLE               25,000
TIME WARNER CABLE INC                COM       88732J108    9,372  250,112 SH          SOLE              250,112
TXU CORP                             COM       873168108   26,134  407,700 SH          SOLE              407,700

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